Cover	Oct. 26, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2022
Entity Registrant Name	LOEWS CORPORATION
Entity Central Index Key	0000060086
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6541
Entity Tax Identification Number	13-2646102
Entity Address, Address Line One	667 Madison Avenue
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065-8087
City Area Code	212
Local Phone Number	521-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. | Common Stock, $0.01 Par Value
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	L
Security Exchange Name	NYSE